INVESTMENT IN EQUITY SECURITIES, AT FAIR VALUE AND LONG-TERM INVESTMENTS - Summary of Long-term investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule Of Long Term Investments
Cost	$ 2,581	$ 3,167
Gross unrealized gains		35
Gross unrealized losses (including impairment)	(865)	(1,516)
Carrying amount	1,716	1,686
Alesta Tx | Available-for-sale debt securities | Convertible loan
Schedule Of Long Term Investments
Cost		261
Gross unrealized gains		35
Carrying amount		296
Alesta Tx | Equity securities without readily determinable fair value | Common Stock
Schedule Of Long Term Investments
Cost	2,250	2,250
Gross unrealized losses (including impairment)	(865)	(865)
Carrying amount	1,385	1,385
Alesta Tx | Equity securities without readily determinable fair value | Preferred Stock
Schedule Of Long Term Investments
Cost	331
Carrying amount	$ 331
BioInvent International AB | Securities measured at fair value | Warrants
Schedule Of Long Term Investments
Cost		656
Gross unrealized losses (including impairment)		(651)
Carrying amount		$ 5